FAIR VALUE MEASUREMENTS - Cross-currency Swaps, Effect of Hedging Instruments on Financial Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cross-currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Net proceeds, settlement of cross-currency swaps	$ 27	$ 23
Cross-currency swaps | Net Investment Hedging | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Other comprehensive loss	77	(57)
Cross-currency swaps | Net Investment Hedging | Designated as Hedging Instrument | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain excluded from assessment of hedge effectiveness	20	$ 23
Cross-currency swaps, final settlement
Derivative Instruments, Gain (Loss) [Line Items]
Net proceeds, settlement of cross-currency swaps	$ 2